BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisition of Acropol Bank (Details) ₽ in Millions, $ in Millions		12 Months Ended
	Jul. 16, 2021 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions		₽ 1,031	$ 14.7	₽ 8,921	₽ 40,030
ASSETS:
Goodwill		₽ 143,778		₽ 117,864	₽ 104,275	$ 2,044.1
Acropol Bank
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%
Cash paid for acquisitions	₽ 986
ASSETS:
Cash and cash equivalents	597
Investments in debt securities, current	556
Goodwill	105
Other current and non-current assets	44
Total assets	1,302
LIABILITIES:
Other current and non-current liabilities	316
Total liabilities	316
Total purchase consideration	₽ 986